Other Income and Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other Income And Expenses [Abstract]
Credit Default Insurance Restructuring Date	Nov. 15, 2012
One-time upfront cash payment from insurance restructuring	$ 175,433
Maximum Payout Under Navios Partners Guarantee	20,000
Portion of cash payment to other income	168,013
Portion of cash payment to revenue	7,420
Write off of liability to other income in relation to insurance restructuring	$ 21,592